Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date		rr_ProspectusDate	Jul. 16, 2015
WisdomTree Strong Dollar U.S. Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WisdomTree Strong Dollar U.S. Equity Fund Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The WisdomTree Strong Dollar U.S. Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar U.S. Equity Index (the “Index”).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index consists of equity securities of U.S. companies that derive more than 80% of their revenue from the United States. The Index is designed with a goal of minimizing exposure to U.S. companies with significant revenue from exports that are vulnerable to a strengthening U.S. dollar. A strengthening U.S. dollar causes the exports of U.S. companies to be more expensive in foreign markets, which may result in less foreign demand for such exports. Furthermore, when the U.S. dollar is strengthening, a U.S. company’s revenue and profits earned in foreign markets may depreciate when being converted back into U.S. dollars. Companies in the Index are incorporated and listed in the United States. To be eligible for inclusion in the Index a company must meet the following criteria: (i) market capitalization of at least $5 billion as of the Index screening date; (ii) average daily dollar trading volume of at least $200,000 for the six months preceding the Index screening date; and (iii) a calculated volume factor (the average daily dollar trading volume for the three months preceding the Index screening date divided by the preliminary weight of the security in the Index) greater than $200 million. For these purposes, a company’s “preliminary weight” is determined by applying the weighting scheme described below to all of the companies eligible for inclusion in the Index before taking into account their calculated volume factors.

The Index is a modified market capitalization weighted index designed to increase weight to companies that have the highest positive correlation in equity performance to a strong U.S. dollar. Each stock’s correlation with the U.S. dollar is measured and correlations can range from -1.0 to 1.0. Those stocks with the highest (or most positive) correlations to the U.S. dollar receive higher weights in the Index. The weight is composed of two factors: 25% is determined by the market capitalization of constituents and the other 75% is based on the rank of each stock’s correlation to the U.S. dollar as described above. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25%, subject to the following volume factor adjustment. In response to market conditions and/or the volume factor adjustment discussed below, sector weight may fluctuate above the specified cap between annual Index screening dates. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index screening date, the company’s weight in the Index will be reduced. The company’s reduced weight is calculated by multiplying the company’s weight in the Index, based on the modified market capitalization weighting scheme, as adjusted by the sector cap, and determined on the annual Index screening date by the fraction of its current calculated volume factor divided by $400 million.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, financials, health care, industrials, information technology, telecommunication services, and utilities. The energy and materials sectors are not eligible for inclusion in the Index. A sector is comprised of multiple industries. For example, the consumer discretionary sector is comprised of companies in, among others, the automobiles and components, consumer durables and apparel, consumer services, media, and retailing industries. As of the date of this Prospectus, a significant portion of the Index is comprised of companies in the financial and consumer discretionary sectors.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.
  Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Large-Capitalization Investing Risk. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
  Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history.
WisdomTree Strong Dollar U.S. Equity Fund | WisdomTree Strong Dollar U.S. Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.33%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.33%
1 Year		rr_ExpenseExampleYear01	$ 34
3 Years		rr_ExpenseExampleYear03	$ 106

[1]	Other Expenses are based on estimated amounts for the current fiscal year.